Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited interim condensed consolidated financial statements are presented in U.S. dollars and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and as amended by Accounting Standard Updates (“ASUs”) of the FASB. The accompanying unaudited interim condensed consolidated financial statements include the accounts of Augmedix, Inc. and its wholly owned subsidiaries, Augmedix Operating Corporation, Augmedix Bangladesh Limited and Augmedix Solutions Private Limited. All intercompany accounts and transactions have been eliminated in consolidation.

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements include all normal and recurring adjustments (which consist primarily of accruals, estimates and assumptions that impact the financial statements) considered necessary to present fairly the Company’s financial position as of June 30, 2021 and its results of operations for the three and six months ended June 30, 2021 and 2020, cash flows for the six months ended June 30, 2021 and 2020, and convertible preferred stock and stockholders’ (deficit) equity for the three and six months ended June 30, 2021 and 2020. Operating results for the three and six months ended June 30, 2021 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2021. The unaudited interim condensed consolidated financial statements, presented herein, do not contain the required disclosures under GAAP for annual consolidated financial statements. The condensed consolidated balance sheet as of December 31, 2020 has been derived from the audited consolidated balance sheet as of that date. The accompanying unaudited interim condensed consolidated financial statements should be read in conjunction with the annual audited consolidated financial statements and related notes as of and for the year ended December 31, 2020 included in the Company’s Annual Report on Form 10-K/A filed with the Securities and Exchange Commission (“SEC”) on June 30, 2021.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and as amended by ASUs of the FASB. The accompanying consolidated financial statements include the accounts of Augmedix, Inc. and its wholly owned subsidiaries, Augmedix Operating Corporation, Augmedix Bangladesh Limited and Augmedix Solutions Private Limited. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the unaudited interim condensed consolidated financial statements, and reported amounts of revenue and expenses during the reporting period. The Company’s significant estimates and judgments involve the identification of performance obligations in revenue recognition and the valuation of the warrant liability and stock-based compensation, including the underlying fair value of the preferred and common stock. Actual results could differ from those estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and reported amounts of revenue and expenses during the reporting period. The Company’s significant estimates and judgments involve the identification of performance obligations in revenue recognition and the valuation of the warrant liability and stock-based compensation, including the underlying fair value of the preferred and common stock. Actual results could differ from those estimates.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one segment.

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one segment.

Reverse Stock Split

Reverse Stock Split

In March 2019, the Board of Directors approved an amendment of the Company’s Certificate of Incorporation approving a 10:1 reverse stock split on all authorized and outstanding shares of common stock and preferred stock. All references to common stock share, preferred stock share and per share amounts in these consolidated financial statements have been retroactively adjusted to reflect, where applicable, the reverse stock split, as indicated.

Foreign Currency Transactions, Translations and Foreign Operations

Foreign Currency Transactions, Translations and Foreign Operations

The functional currency of the Bangladesh and India subsidiaries are the Bangladeshi Taka and Indian Rupee, respectively. All assets and liabilities denominated in each entity’s functional currency are translated into the U.S. dollar using the exchange rate in effect as of the balance sheet dates. Expenses are translated using the weighted average exchange rate for the reporting period. The resulting translation gains and losses are recorded within the unaudited interim condensed consolidated statements of operations and comprehensive loss and as a separate component of stockholders’ (deficit) equity. Foreign currency transaction gains and losses are recorded within other income (expense) in the accompanying unaudited interim condensed consolidated statements of operations and comprehensive loss. Transaction gains and losses were not material for the three and six months ended June 30, 2021 and 2020.

Operations outside the United States are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes in existing tax laws, possible limitations on foreign investment and income repatriation, government price or foreign exchange controls, and restrictions on currency exchange.

Foreign Currency Transactions, Translations and Foreign Operations

The functional currency of the Bangladesh and India subsidiaries are the Bangladeshi Taka and Indian Rupee, respectively. All assets and liabilities denominated in each entity’s functional currency are translated into the U.S. dollar using the exchange rate in effect as of the balance sheet dates. Expenses are translated using the weighted average exchange rate for the reporting period. The resulting translation gains and losses are recorded within the consolidated statements of operations and comprehensive loss and as a separate component of stockholders’ equity (deficit). Foreign currency transaction gains and losses are recorded within other income (expense) in the accompanying consolidated statements of operations and comprehensive loss. Transaction gains and losses were not material for the years ended December 31, 2020 and 2019.

Operations outside the United States are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes in existing tax laws, possible limitations on foreign investment and income repatriation, government price or foreign exchange controls, and restrictions on currency exchange.

Concentrations of Credit Risk and Major Customers

Concentrations of Credit Risk and Major Customers

Financial instruments at June 30, 2021 and 2020 that potentially subject the Company to concentration of credit risk consist primarily of cash and accounts receivable.

The Company’s cash is deposited with major financial institutions in the United States, Bangladesh and India. At times, deposits in financial institutions located in the United States may be in excess of the amount of insurance provided on such deposits by the Federal Deposit Insurance Corporation (FDIC). Cash deposits at foreign financial institutions are not insured by government agencies of Bangladesh and India. To date, the Company has not experienced any losses on its cash deposits.

The Company’s accounts receivable are derived from revenue earned from customers located in the United States. Major customers are defined as those generating revenue in excess of 10% of the Company’s annual revenue. The Company had three major customers during the three and six months ended June 30, 2021. Revenues from these major customers accounted for 24%, 23% and 11% of revenue for the three months ended June 30, 2021 and 26%, 22% and 11% of revenue for the six months ended June 30, 2021. Accounts receivable from these customers totaled $0.1 million, $1.1 million, and $0.3 million at June 30, 2021. The Company had two major customers during the three and six months ended June 30, 2020. Revenues from these major customers accounted for 28% and 18% of revenue for the three months ended June 30, 2020 and 27% and 19% of revenue for the six months ended June 30, 2020. Accounts receivable from these customers totaled $0.8 million and $0.6 million at June 30, 2020.

Concentrations of Credit Risk and Major Customers

Financial instruments at December 31, 2020 and 2019 that potentially subject the Company to concentration of credit risk consist primarily of cash and accounts receivable.

The Company’s cash is deposited with major financial institutions in the United States, Bangladesh and India. At times, deposits in financial institutions located in the United States may be in excess of the amount of insurance provided on such deposits by the Federal Deposit Insurance Corporation (FDIC). Cash deposits at foreign financial institutions are not insured by government agencies of Bangladesh and India. To date, the Company has not experienced any losses on its cash deposits.

The Company’s accounts receivable are derived from revenue earned from customers located in the United States. Major customers are defined as those generating revenue in excess of 10% of the Company’s annual revenue. The Company had two major customers during the year ended December 31, 2020 and two major customers during the year ended December 31, 2019. Revenues from the major customers accounted for 28%

and 20% of revenue for the year ended December 31, 2020, and 26% and 17% of revenue for the year ended December 31, 2019. Accounts receivable from these customers totaled $715,563 and $892,027 at December 31, 2020 and 2019, respectively.

Restricted Cash

Restricted Cash

Restricted cash represents amounts held on deposit at a commercial bank used to secure the Company’s credit card facility balances and to collateralize a letter of credit in the name of the Company’s landlord pursuant to a certain operating lease. The following table provides a reconciliation of the components of cash and restricted cash reported in the Company’s condensed consolidated balance sheets to the total of the amount presented in the condensed consolidated statements of cash flows:

	June 30,
(in thousands)	2021 (unaudited)	2020 (unaudited)
Cash	$16,353	$3,411
Restricted cash	125	2,000
Restricted cash, non-current	207	—
Total cash and restricted cash presented in the condensed consolidated statements of cash flows	$16,685	$5,411

Restricted Cash

Restricted cash represents amounts held on deposit at a commercial bank used to secure the Company’s Note Payable. The following table provides a reconciliation of the components of cash and restricted cash reported in the Company’s consolidated balance sheets to the total of the amount presented in the consolidated statements of cash flows:

	December 31,
	2020	2019
Cash	$20,762,084	$9,603,266
Restricted cash	2,210,902	2,000,119
Total cash and restricted cash presented in the consolidated statements of cash flows	$22,972,986	$11,603,385

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable primarily relates to amounts due from customers, which are typically due within 30 to 60 days from invoice date. The Company provides credit to its customers in the normal course of business and maintains allowances for potential credit losses. The Company does not require collateral or other security for accounts receivable. To reduce credit risk with accounts receivable, the Company performs ongoing evaluations of its customers’ financial condition. Historically, such losses have been immaterial and within management’s expectations.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. The Company depreciates computer hardware, software and equipment using the straight-line method over their estimated useful lives, ranging from one to three years. The Company depreciates furniture and fixtures using the straight-line method over their estimated useful lives, ranging from five to seven years. Leasehold improvements are amortized over the shorter of the asset’s useful life or the remaining lease term. Repairs and maintenance are expensed as incurred by the Company.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets, less costs to sell. The Company did not record any expense related to asset impairment in 2021 or 2020.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets, less costs to sell. The Company did not record any expense related to asset impairment in 2020 or 2019.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Certain assets and liabilities of the Company are carried at fair value under GAAP. The Company uses a three-level hierarchy, which prioritizes, within the measurement of fair value, the use of market-based information over entity-specific information for fair value measurements based on the nature of inputs used in the valuation of an asset or liability as of the measurement date. Fair value focuses on an exit price and is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs or methodology used for valuing financial instruments are not necessarily an indication of the risk associated with those financial instruments.

The three-level hierarchy for fair value measurements is defined as follows:

Level 1:    Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2:    Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3:    Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

An asset or liability’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Convertible Preferred Stock Warrants

Convertible Preferred Stock Warrants

Accounting standards require that freestanding warrants and similar instruments, due to settlement features of the financial instruments, should be accounted for as a preferred stock warrant liability even though the underlying shares of capital stock may be classified as equity. Such warrants are measured and recognized at fair value, and subject to re-measurement at each balance sheet date. At the end of each reporting period, changes in fair value during the period are recognized as a component of other income (expense) on the accompanying consolidated statements of operations and comprehensive loss until the warrants are exercised or expire.

Revenue Recognition

Revenue Recognition

ASC Topic 606 outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers. The core principle, involving a five-step process, of the revenue model is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company derives its revenue through a recurring subscription model. The Company enters into contracts or agreements with its customers with a general initial term of one year. Customers are invoiced in advance and must generally pay an upfront implementation fee. The upfront implementation fee is deferred and recognized over the initial term of the contract and customer prepayments are deferred and included in the accompanying unaudited interim condensed consolidated balance sheets in deferred revenues. Revenues are recognized when the professional services are provided to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. The Company’s revenues are earned from customers located only in the United States. After the initial term, contracts are cancellable by the customer at their discretion with a 90 day notice.

The Company determines revenue recognition through the following steps:

• Identification of the contract, or contracts, with a customer;

• Identification of the performance obligations in the contract;

• Determination of the transaction price;

• Allocation of the transaction price to the performance obligations in the contract; and

• Recognition of revenue when, or as, the Company satisfies a performance obligation.

Except for two U.S. state sales tax jurisdictions, applicable taxes, including local, sales, value added tax, etc., are the responsibility of the customer to self-assess and remit to proper tax authorities. Revenue is recognized net of any sales taxes.

The Company also generates revenue from data service projects, which includes projects to complete certain tasks or provide other services to customers. These services represent separate performance obligations which are recognized as revenue as the services are performed.

Revenue Recognition

ASC Topic 606 outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers. The core principle, involving a five-step process, of the revenue model is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company derives its revenue through a recurring subscription model. The Company enters into contracts or agreements with its customers with a general initial term of one year. Customers are invoiced in advance and must generally pay an upfront implementation fee. The upfront implementation fee is deferred and recognized over the initial term of the contract and customer prepayments are deferred and included in the accompanying consolidated balance sheets in deferred revenues. Revenues are recognized when the professional services are provided to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. The Company’s revenues are earned from customers primarily located in the United States. After the initial term, contracts are cancellable by the customer at their discretion with a 90 day notice.

The Company determines revenue recognition through the following steps:

• Identification of the contract, or contracts, with a customer;

• Identification of the performance obligations in the contract;

• Determination of the transaction price;

• Allocation of the transaction price to the performance obligations in the contract; and

• Recognition of revenue when, or as, the Company satisfies a performance obligation.

Except for two U.S. state sales tax jurisdictions, applicable taxes, including local, sales, value added tax, etc., are the responsibility of the customer to self-assess and remit to proper tax authorities. Revenue is recognized net of any sales taxes.

The Company also generates revenue from data service projects, which includes discrete projects to complete certain tasks or provide other services to customers. These services represent separate performance obligations which are recognized as revenue as the services are performed.

Contract Balances and Accounts Receivable

Contract Balances and Accounts Receivable

Changes in the contract liability deferred revenue account were as follows for the six months ended June 30, 2021 and year ended December 31, 2020:

(in thousands)	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020 (unaudited)
Balance, beginning of period	$5,439	$5,510
Deferral of revenue	10,409	16,412
Recognition of unearned revenue	(9,963)	(16,483)
Balance, end of period	$5,885	$5,439

Accounts receivable, net from customers was $3.8 million and $2.7 million as of June 30, 2021 and December 31, 2020, respectively.

Deferred revenue consists of billings or payments received in advance of revenue recognized for the Company’s services, as described above, and is recognized as revenue as earned. As of June 30, 2021, the Company expects to recognize $5.9 million from remaining performance obligations over the next 12 months.

Contract Balances and Accounts Receivable

Changes in the contract liability deferred revenue account were as follows for the years ended December 31, 2020 and 2019:

	Years Ended December 31,
	2020	2019
Balance, beginning of year	$5,510,460	$4,865,499
Deferral of revenue	16,411,279	14,752,642
Recognition of unearned revenue	(16,483,184)	(14,107,681)
Balance, end of year	$5,438,555	$5,510,460

Accounts receivable, net from customers was $2,692,540 and $2,290,803 as of December 31, 2020 and 2019, respectively.

Deferred revenue consists of billings or payments received in advance of revenue recognized for the Company’s services, as described above, and is recognized as revenue as earned. As of December 31, 2020, the Company expects to recognize $5,438,555 from remaining performance obligations over the next 12 months.

Customer Deposits		Customer Deposits Customer deposits consists of deposits received by the Company, as required on certain contracts and agreements, which are refundable at the termination of the contract.
Cost of Revenue

Cost of Revenue

The Company’s cost of revenue consists primarily of salaries and related expenses, overhead, contract labor and third party services from MDS Vendors, depreciation expense related to the glass equipment and information technology costs incurred directly in the Company’s revenue-generating activities.

Stock-Based Compensation

Stock-Based Compensation

The Company measures and recognizes compensation expense for all stock options awarded to employees and nonemployees based on the estimated fair value of the award on the grant date. The fair value of each option award is estimated using either a Black-Scholes option-pricing model or a Monte Carlo simulation, to the extent market conditions exist. The Company recognizes compensation expense on a straight-line basis over the requisite service period, which is generally the vesting period of the award. The Company accounts for forfeitures of stock options as they occur.

Estimating the fair market value of options requires the input of subjective assumptions, including the estimated fair value of the Company’s common stock prior to the Merger (Note 1), the expected life of the options, stock price volatility, the risk-free interest rate, expected dividends, and the probability of satisfying the market condition for market-condition based awards. The assumptions used in the valuation models represent management’s best estimates and involve a number of variables, uncertainties and assumptions and the application of management’s judgment, as they are inherently subjective.

Stock-Based Compensation

The Company measures and recognizes compensation expense for all stock options awarded to employees and nonemployees based on the estimated fair market value of the award on the grant date. The Company uses the Black-Scholes option pricing model to value its stock option awards. The Company recognizes compensation expense on a straight-line basis over the requisite service period, which is generally the vesting period of the award. The Company accounts for forfeitures of stock options as they occur. Stock-based awards issued to nonemployees were revalued at each reporting period until the award vests.

On January 1, 2019, the Company early adopted FASB ASU 2018-7, Compensation — Stock Compensation (ASC Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for share-based payments granted to nonemployees for goods and services. As a result of the adoption, stock-based awards issued to nonemployees are no longer required to be revalued at each reporting period. The adoption of ASU No. 2018-7 did not have a material effect on the consolidated financial statements.

Estimating the fair market value of options requires the input of subjective assumptions, including the estimated fair value of the Company’s common stock, the expected life of the options, stock price volatility, the risk-free interest rate and expected dividends. The assumptions used in the Company’s Black-Scholes option-pricing model represent management’s best estimates and involve a number of variables, uncertainties and assumptions and the application of management’s judgment, as they are inherently subjective.

Research and Development Costs		Research and Development Costs Research and development costs are expensed as incurred and consist primarily of personnel-related expenses, licensing costs and other direct expenses.
Advertising Costs

Advertising Costs

All advertising costs are expensed as incurred and included in sales and marketing expenses. In April 2021, the Company issued 120,000 shares of common stock with a fair value of $0.6 million to a service provider as payment for advertising services to be performed over a one-year period. As of June 30, 2021, the remaining unamortized advertising costs of $0.5 million is included in prepaid expenses and other current assets. Advertising expenses incurred by the Company were $0.2 million and $23,000 for the three months ended June 30, 2021 and 2020, respectively, and $0.4 million and $47,000 for the six months ended June 30, 2021 and 2020, respectively.

Advertising Costs

All advertising costs are expensed as incurred and included in sales and marketing expenses. Advertising expenses incurred by the Company were $155,835 and $51,919 for the years ended December 31, 2020 and 2019, respectively.

Comprehensive Loss

Comprehensive Loss

The Company reports comprehensive loss, which includes the Company’s net loss as well as changes in equity from non-stockholder sources, as a separate component of stockholders’ equity (deficit). In the Company’s case, the change in equity included in comprehensive loss is the cumulative foreign currency translation adjustments.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method as required by FASB ASC Topic 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period corresponding to the enactment date. Under ASC 740, a valuation allowance is required when it is more likely than not all or some portion of the deferred tax assets will not be realized through generating sufficient future taxable income.

FASB ASC Subtopic 740-10, Accounting for Uncertainty of Income Taxes, (“ASC 740-10”) defines the criterion an individual tax position must meet for any part of the benefit of the tax position to be recognized in financial statements prepared in conformity with GAAP. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not such tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the respective tax position. The tax benefits recognized in the financial statements from such a tax position should be measured based on the largest benefit having a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority. In accordance with the disclosure requirements of ASC 740-10, the Company’s policy on income statement classification of interest and penalties related to income tax obligations is to include such items as part of total income tax expense.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share of common stock is computed by dividing net loss by the weighted average number of common stock outstanding during each period. Diluted net loss per common stock includes the effect, if any, from the potential exercise or conversion of securities, such as options and warrants which would result in the issuance of incremental common stock. In computing basic and diluted net loss per share, the weighted average number of shares is the same for both calculations due to the fact that a net loss existed for the six months ended June 30, 2021 and 2020.

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	June 30, 2021 (unaudited)	June 30, 2020 (unaudited)
Convertible preferred stock	—	14,812,795
Convertible preferred stock warrants	—	2,767,836
Common stock warrants	3,333,791	5,585
Stock options	6,365,965	4,465,548
	9,699,756	22,051,764

Net Loss Per Share

Basic net loss per share of common stock is computed by dividing net loss by the weighted average number of common stock outstanding during each period. Diluted net loss per common stock includes the effect, if any, from the potential exercise or conversion of securities, such as options and warrants which would result in the issuance of incremental common stock. In computing basic and diluted net loss per share, the weighted average number of shares is the same for both calculations due to the fact that a net loss existed for the years ended December 31, 2020 and 2019.

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	December 31,
	2020	2019
Convertible preferred stock	—	14,639,043
Convertible preferred stock warrants	—	2,710,498
Common stock warrants	2,991,499	5,585
Stock options	4,211,857	2,749,298
	7,203,356	20,104,424

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued ASC Topic 842, Leases, (“Topic 842”). This standard requires all entities that lease assets with terms of more than 12 months to capitalize the assets and related liabilities on the balance sheet. In June 2020, the FASB issued ASU 2020-05, which amended the effective date of Topic 842 until January 1, 2022. Upon adoption, the standard requires the use of a modified retrospective transition approach for its adoption. The Company is currently evaluating the effect Topic 842 will have on its consolidated financial statements and related disclosures. Management expects the assets leased under operating leases, similar to the leases disclosed in Note 10 to the unaudited interim condensed consolidated financial statements, will be capitalized together with the related lease obligations on the condensed consolidated balance sheet upon the adoption of Topic 842            .

In August 2020, the FASB issued ASU Update No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The goal of the ASU is to simplify the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. More specifically, the amendments focus on the guidance for convertible instruments and derivative scope exception for contracts in an entity’s own equity. The new standard is effective for fiscal years beginning after December 15, 2021 , including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the impact of adoption to the consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses, which requires financial assets measured at amortized cost basis to be presented at the net amount expected to be collected. This standard is effective for fiscal years beginning after December 15, 2022 and early adoption is permitted. The Company does not intend on early adopting, but is currently evaluating the impact of this standard but does not expect it to have a material impact on its consolidated financial statements upon adoption.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASC Topic 842, Leases, (“Topic 842”). This standard requires all entities that lease assets with terms of more than 12 months to capitalize the assets and related liabilities on the balance sheet. In June 2020, the FASB issued ASU 2020-05, which amended the effective date of Topic 842 until January 1, 2022. Upon adoption, the standard requires the use of a modified retrospective transition approach for its adoption. The Company is currently evaluating the effect Topic 842 will have on its consolidated financial statements and related disclosures. Management expects the assets leased under operating leases, similar to the leases disclosed in Note 10 to the consolidated financial statements, will be capitalized together with the related lease obligations on the consolidated balance sheet upon the adoption of Topic 842.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. ASU No. 2016-15 addresses eight specific cash flow issues with the objective of reducing diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The Company adopted this standard on January 1, 2020 and it did not have a material impact to the consolidated statement of cash flows.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820 (“ASC 820”). The goal of the ASU is to improve the effectiveness of ASC 820’s disclosure requirements. The Company adopted this standard on January 1, 2020 and it did not have a material impact on the consolidated financial statements.

In August 2020, the FASB issued ASC Update No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The goal of the ASC is to simplify the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. More specifically, the amendments focus on the guidance for convertible instruments and derivative scope exception for contracts in an entity’s own equity. The new standard is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the impact of adoption to the consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses, which requires financial assets measured at amortized cost basis to be presented at the net amount expected to be collected. This standard is effective for fiscal years beginning after December 15, 2022 and the Company is currently evaluating the impact of this standard but does not expect it to have a material impact on its consolidated financial statements upon adoption.